Share Capital (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($) shares
October 2021 Offering
Statement [Line Items]
Number of common shares issued | shares	7,461,450
Common shares issued, impact on share capital	$ 5,596
Cash share issue costs, impact on share capital	$ (211)
Proceeds net of share issue costs | shares	7,461,450
Proceeds net of share issue costs, impact on share capital	$ 5,385
April 2022 Offering
Statement [Line Items]
Number of common shares issued | shares	13,750,000
Common shares issued, impact on share capital	$ 11,000
Cash share issue costs, impact on share capital	$ (136)
Proceeds net of share issue costs | shares	13,750,000
Proceeds net of share issue costs, impact on share capital	$ 10,864